COMMON STOCK (Tables)	12 Months Ended
Dec. 29, 2012
COMMON STOCK [Abstract]
Stock Option Plans Activity
A summary of the transactions under the stock option plans is as follows:

	Stock Under Option	Weighted-Average Exercise Price Per Share	Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at December 26, 2009	473,878	$23.34	2.97	$7,049,362
Exercised	(96,310)	19.80		1,764,674
Forfeited or expired	(17,571)	28.60
Outstanding at December 25, 2010	359,997	24.04	2.35	5,012,758
Exercised	(122,517)	21.33		1,153,067
Forfeited or expired	(46,146)	20.57
Outstanding at December 31, 2011	191,334	26.60	1.83	872,441
Exercised	(79,550)	21.82		970,698
Forfeited or expired	(1,678)	21.84
Outstanding at December 29, 2012	110,106	30.13	1.64	845,915
Vested or expected to vest at December 29, 2012	(51,000)	29.53
Exercisable at December 29, 2012	59,106	$30.64	1.59	$423,790

Nonvested Restricted Shares Activity
A summary of the nonvested restricted shares issued under stock award plans is as follows:

	Restricted Awards	Weighted-Average Grant Date Fair Value	Unrecognized Compensation Expense (in millions)	Weighted-Average Period to Recognize Expense
Nonvested at December 26, 2009	173,846	25.83	$2.3	2.47 years
Granted	79,761	34.14
Vested	(17,011)	32.61
Forfeited	(16,802)	27.77
Nonvested at December 25, 2010	219,794	28.17	2.8	2.30 years
Granted	71,950	38.19
Vested	(113,244)	29.13
Forfeited	(15,500)	30.12
Nonvested at December 31, 2011	163,000	$31.75	3.4	3.37 years
Granted	37,433	35.05
Vested	(859)	29.72
Forfeited	(12,965)	30.35
Nonvested at December 29, 2012	186,609	$32.22	$3.2	2.68 years